Note 6 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
6.	Commitments and Contingencies

There are
no
material legal proceedings to which the Company is a party or to which any of its properties are subject, other than routine litigation incidental to the Company's business.  In the opinion of the management, the disposition of these lawsuits should not
have a material impact on the consolidated results of operations, financial position and cash flows.

As of
June 30, 2020,
future gross minimum revenues under non-cancellable time charter agreements total
$2.0
million all of which is due in the
twelve
-month period ending
June 30, 2021.
This amount does
not
include the future gross minimum revenues under non-cancellable time charter agreements of M/V “Alexandros P.”, M/V “Ekaterini”, M/V “Eirini P.” and M/V “Starlight”, which are either on pool revenue agreements or index linked charter parties. In arriving at the future gross minimum revenues, the Company has deducted an estimated one
off-hire day per quarter. Such off-hire estimate
may
not
be reflective of the actual off-hire in the future. In addition, the actual revenues could be affected by early delivery of the vessel by the charterers or any exercise of the charterers' options to extend the terms of the charters, which however cannot be estimated and hence not
reflected above.